CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 49,960	$ 45,997	$ 27,795
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	32,348	26,886	19,180
Net amortization of debt premium and deferred financing fees	1,332	1,045	2,283
Straight line rental income	(3,553)	(1,729)	5
Amortization of acquired real estate leases	19,507	13,071	4,627
Amortization of deferred leasing costs	1,122	630	465
Other non-cash expenses	1,598	763	742
Loss on asset impairment	494
Loss on extinguishment of debt			3,786
Equity in (earnings) losses of an investee	(316)	(139)	1
Change in assets and liabilities:
Restricted cash	183	(188)	(1,548)
Deferred leasing costs	(5,183)	(2,702)	(137)
Rents receivable	3,454	(8,071)	(5,661)
Due from related persons			103
Decrease in other assets	257	(1,708)	(1,361)
Accounts payable and accrued expenses	(940)	3,909	4,433
Due to related persons	45	2,723	511
Cash provided by operating activities	100,308	80,487	55,224
CASH FLOWS FROM INVESTING ACTIVITIES:
Real estate acquisitions and deposits	(213,626)	(387,491)	(384,375)
Real estate improvements	(18,841)	(3,060)	(6,317)
Investment in Affiliates Insurance Company			(76)
Cash used in investing activities	(232,467)	(390,551)	(390,768)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common shares, net	166,718	157,870	418,930
Repayment of mortgage notes payable	(1,793)	(1,005)	(571)
Borrowings on unsecured revolving credit facility	230,500	472,500	335,000
Repayments on unsecured revolving credit facility	(526,500)	(245,000)	(361,375)
Proceeds from unsecured term loan	350,000
Financing fees	(1,964)	(3,074)	(4,962)
Distributions to common shareholders	(82,819)	(70,392)	(50,519)
Cash provided by financing activities	134,142	310,899	336,503
Increase in cash and cash equivalents	1,983	835	959
Cash and cash equivalents at beginning of year	3,272	2,437	1,478
Cash and cash equivalents at end of year	5,255	3,272	2,437
Supplemental cash flow information
Interest paid	15,469	10,309	4,333
Income taxes paid	117	72	145
Non-cash investing activities
Real estate acquisitions funded with the assumption of mortgage debt		(49,395)	(44,951)
Non-cash financing activities
Assumption of mortgage debt		49,395	44,951
Issuance of common shares	$ (1,902)	$ (721)	$ (546)